Intangible Assets	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
6 — Intangible Assets

The cost and accumulated amortization of intangible assets as of March 31, 2022 and December 31, 2021 are as follows:

	Weighted Average Useful Life	March 31, 2022	December 31, 2021

		in thousands
Renewal rights	10.0	$18,063	$17,557
Internally developed software	3.1	84,926	76,865
Trade names and trademarks	17.8	8,501	5,004
Relationships and customer lists	14.7	5,662	5,652
Other	4.4	1,517	1,464
Intangible assets		118,669	106,542
Less: accumulated amortization		(34,420)	(30,371)
Intangible assets, net		$84,249	$76,171

Intangible asset amortization expense was $4.2 million and $2.4 million for the three months ended March 31, 2022 and 2021, respectively.
The estimated future aggregate amortization expense as of March 31, 2022 is as follows (in thousands):

2022	$15,839
2023	24,846
2024	16,800
2025	9,103
2026	2,845
Thereafter	14,816
Total	$84,249